Loss Per Common Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Loss Per Common Share
Net loss	$ (50,491)	$ (67,505)	$ (185,418)
Net loss available to common shareholders	$ (50,491)	$ (67,505)	$ (185,418)
Average common shares outstanding	85,938,714	76,653,990	28,258,953
Net effect of dilutive stock options
Dilutive common shares outstanding	85,938,714	76,653,990	28,258,953
Loss per share - basic	$ (0.59)	$ (0.88)	$ (6.56)
Loss per share - diluted	$ (0.59)	$ (0.88)	$ (6.56)